Fair Value of Financial Instruments - Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
American Depositary Shares | U.S. Notes
Disclosure of detailed information about financial instruments [line items]
Convertible notes, Initial conversion price per ordinary share or ADS	$ 27.2
American Depositary Shares | HH Notes
Disclosure of detailed information about financial instruments [line items]
Convertible notes, Initial conversion price per ordinary share or ADS	28.2
Ordinary share | Swedish Notes
Disclosure of detailed information about financial instruments [line items]
Convertible notes, Initial conversion price per ordinary share or ADS	$ 1.36